Risk Management - Credit risk management (Details) - customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Number of customers having significant credit risk	4
Threshold percentage	10.00%	10.00%	10.00%
Customer A | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	2.00%
Customer B | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	2.00%
Customer C | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	1.00%
Customer D | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	1.00%
Other customers | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	1.00%